COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2022	Dec. 31, 2021
Florence Copper [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments		$ 9,265	$ 37,944
Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments		$ 2,795	$ 471
Capital lease and equipment loans		100.00%
Ownership interest in joint venture	75.00%	75.00%
Remaining portion of ownership interest in joint venture		25.00%
JV partner's portion of capital lease and equipment loans		$ 13,983
Indemnity percentage of surety bond issued		100.00%
Obligations		$ 14,625